N-2	Oct. 23, 2025
Cover [Abstract]
Entity Central Index Key	0001278752
Amendment Flag	false
Securities Act File Number	814-00646
Document Type	8-K
Entity Registrant Name	MidCap Financial Investment Corporation
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 23, 2025 (the “Closing Date”), MidCap Financial Investment Corporation (the “Company”) completed a $492,000,000 term debt securitization (the “2025 Debt Securitization”) to redeem all of the outstanding secured notes (the “Existing Secured Notes”) issued by MFIC Bethesda CLO 1 LLC (the “CLO Issuer”) pursuant to that certain original indenture (“Original Indenture”), dated as of November 2, 2023 (the “Original Closing Date”), by and between the CLO Issuer and Deutsche Bank National Trust Company, as trustee (the “Trustee”), with the proceeds from the private placement of new Secured Notes offered by the CLO Issuer in the 2025 Debt Securitization. Term debt securitizations are also known as a collateralized loan obligation and are a form of secured financing incurred by a subsidiary of the Company, which is consolidated by the Company and subject to the Company’s overall asset coverage requirements.
On the Closing Date and in connection with the 2025 Debt Securitization, the CLO Issuer, an indirect, wholly-owned, consolidated subsidiary of the Company, entered into a Refinancing Placement Agreement (the “CLO Refinancing Placement Agreement”) with SMBC Nikko Securities America, Inc., as a placement agent (“SMBC”) and Apollo Global Securities, LLC, as a placement agent, pursuant to which SMBC agreed to place certain notes to be issued by the CLO Issuer as part of the 2025 Debt Securitization pursuant to a first supplemental indenture (“Supplemental Indenture”), dated as of the Closing Date, by and between the CLO Issuer and the Trustee (the Original Indenture, as amended by the Supplemental Indenture, the “CLO Indenture”).
The notes offered in the 2025 Debt Securitization consist of $348,000,000 of AAA(sf)
Class A-1-R
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus 1.49% (the
“Class A-1
Notes”); $24,000,000 of AAA(sf)
Class A-2-R
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.65% (the
“Class A-2
Notes”); $36,000,000 of AA(sf)
Class B-R
Senior Secured Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 1.85% (the “Class B Notes”); $48,000,000 of A(sf)
Class C-R
Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 2.30% (the “Class C Notes”); and $36,000,000 of
BBB-(sf)
Class D-R
Secured Deferrable Floating Rate Notes due 2037, which bear interest at the three-month SOFR plus 3.30% (the “Class D Notes” and together with the
Class A-1
Notes, the
Class A-2
Notes, the Class B Notes and the Class C Notes, the “Secured Notes”). The $154,360,000 of Subordinated Notes due 2123 (the “Subordinated Notes”, and together with the Secured Notes, the “Notes”) issued on the Original Closing Date remained outstanding on the Closing Date.
The 2025 Debt Securitization is backed by a diversified portfolio of broadly syndicated and middle-market commercial loans. The Notes are scheduled to mature on October 23, 2037; however, the Notes may be redeemed by the CLO Issuer, at the direction of MFIC Bethesda CLO 1 Depositor LLC (“CLO Retention Holder”), a wholly-owned, consolidated subsidiary of the Company, as owner of a majority of the Subordinated Notes, on any business day after October 23, 2027. The CLO Retention Holder acts as retention holder in connection with the 2025 Debt Securitization for the purposes of satisfying certain U.S. regulations requiring sponsors of securitization transactions to retain exposure to the performance of the securitized assets and as such is required to retain a portion of the Subordinated Notes. The Company, through the CLO Retention Holder, has retained 100% of the Class D Notes issued in the 2025 Debt Securitization and has retained 100% of the Subordinated Notes issued on the Original Closing Date.
In a series of contemporaneous transactions on the Closing Date, (i) the CLO Issuer used the proceeds from the 2025 Debt Securitization to redeem the
Class A-1
Senior Secured Floating Rate Notes due 2035 and the
Class A-2
Senior Secured Floating Rate Notes due 2035, each as issued on the Original Closing Date (collectively, the “Existing Secured Notes”), and (ii) the CLO Issuer made any other payments due in connection with the repayment of the Existing Secured Notes and paid any other fees and expenses expected to be paid as of such date.
The Secured Notes are the secured obligation of the CLO Issuer, the Subordinated Notes are the unsecured obligation of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws, and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.
The Company continues to serve as collateral manager to the CLO Issuer under a collateral management agreement entered into on the Original Closing Date (the “Collateral Management Agreement”). Pursuant to the Collateral Management Agreement, so long as the Company is the collateral manager, the collateral management fee will equal 0.0% per annum of the fee basis amount.

Long Term Debt, Dividends and Covenants [Text Block]
The Secured Notes are the secured obligation of the CLO Issuer, the Subordinated Notes are the unsecured obligation of the CLO Issuer, and the CLO Indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws, and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.